Fair Value, Assets and Liabilities, Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets:
Trading debt securities	$ 88,265	$ 75,095
Available-for-sale debt securities	177,244	220,392
Mortgage servicing rights	6,920	6,125
Gross derivative asset	45,876	54,559
Marketable equity securities	39,098	34,009
Equity securities	72,886	60,008
Liabilities:
Total derivative liabilities (gross)	(41,238)	(50,082)
Short-sale trading liabilities	(20,685)	(22,441)
Interest rate contracts [Member]
Assets:
Gross derivative asset	20,287	32,125
Liabilities:
Total derivative liabilities (gross)	(16,874)	(25,174)
Commodity contracts [Member]
Assets:
Gross derivative asset	5,597	1,785
Liabilities:
Total derivative liabilities (gross)	(2,296)	(1,461)
Equity contracts [Member]
Assets:
Gross derivative asset	13,625	12,506
Liabilities:
Total derivative liabilities (gross)	(15,816)	(15,801)
Foreign exchange contracts [Member]
Assets:
Gross derivative asset	6,335	8,088
Liabilities:
Total derivative liabilities (gross)	(6,221)	(7,603)
Credit contracts [Member]
Assets:
Gross derivative asset	32	55
Liabilities:
Total derivative liabilities (gross)	(31)	(43)
Securities of U.S. Treasury and federal agencies [Member]
Assets:
Available-for-sale debt securities	39,661	22,159
Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	71	16,813
Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	16,917	19,406
Federal agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities	105,886	139,070
Non-agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities	4,532	3,729
Collateralized loan obligations [Member]
Assets:
Available-for-sale debt securities	5,708	9,018
Other debt securities [Member]
Assets:
Available-for-sale debt securities	4,469	10,197
Fair value, recurring [Member]
Assets:
Loans held for sale	15,895	18,806
Gross derivative asset	52,908	65,682
Total assets prior to derivative netting	380,249	419,955
Fair value assets, Derivative netting	(31,430)	(39,836)
Total assets after derivative netting	348,819	380,119
Liabilities:
Total derivative liabilities (gross)	(45,956)	(58,065)
Short-sale trading liabilities	(20,685)	(22,441)
Total liabilities prior to derivative netting	(66,641)	(80,506)
Fair value liabilities, Derivative netting	36,532	41,556
Total liabilities after derivative netting	(30,109)	(38,950)
Fair value, recurring [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	6,920	6,125
Fair value, recurring [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset	22,538	36,063
Liabilities:
Total derivative liabilities (gross)	(17,803)	(26,302)
Fair value, recurring [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset	5,965	2,036
Liabilities:
Total derivative liabilities (gross)	(2,417)	(1,543)
Fair value, recurring [Member] | Equity contracts [Member]
Assets:
Gross derivative asset	17,771	18,885
Liabilities:
Total derivative liabilities (gross)	(19,021)	(22,006)
Fair value, recurring [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset	6,588	8,603
Liabilities:
Total derivative liabilities (gross)	(6,672)	(8,156)
Fair value, recurring [Member] | Credit contracts [Member]
Assets:
Gross derivative asset	46	95
Liabilities:
Total derivative liabilities (gross)	(43)	(58)
Fair value, recurring [Member] | Debt securities [Member]
Assets:
Trading debt securities	88,265	75,095
Available-for-sale debt securities	177,244	220,392
Fair value, recurring [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	29,856	35,257
Available-for-sale debt securities	39,661	22,159
Fair value, recurring [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	71	16,813
Fair value, recurring [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	16,917	19,406
Fair value, recurring [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	10,005	10,709
Fair value, recurring [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	40,350	23,549
Available-for-sale debt securities	105,886	139,070
Fair value, recurring [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	1,542	1,051
Available-for-sale debt securities	4,532	3,729
Fair value, recurring [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	866	682
Available-for-sale debt securities	5,708	9,018
Fair value, recurring [Member] | Other debt securities [Member]
Assets:
Trading debt securities	5,646	3,847
Available-for-sale debt securities	4,469	10,197
Fair value, recurring [Member] | Equity securities [Member]
Assets:
Equity securities	39,017	33,855
Fair value, recurring [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	30,054	24,596
Fair value, recurring [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	8,963	9,259
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Loans held for sale	0	0
Gross derivative asset	6,462	4,918
Total assets prior to derivative netting	103,698	83,180
Liabilities:
Total derivative liabilities (gross)	(5,856)	(4,897)
Short-sale trading liabilities	(15,436)	(15,292)
Total liabilities prior to derivative netting	(21,292)	(20,189)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset	52	11
Liabilities:
Total derivative liabilities (gross)	(28)	(27)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset	0	0
Liabilities:
Total derivative liabilities (gross)	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity contracts [Member]
Assets:
Gross derivative asset	6,402	4,888
Liabilities:
Total derivative liabilities (gross)	(5,820)	(4,860)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset	8	19
Liabilities:
Total derivative liabilities (gross)	(8)	(10)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Credit contracts [Member]
Assets:
Gross derivative asset	0	0
Liabilities:
Total derivative liabilities (gross)	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Assets:
Trading debt securities	27,607	32,060
Available-for-sale debt securities	39,661	22,197
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	27,607	32,060
Available-for-sale debt securities	39,661	22,159
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	38
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Assets:
Equity securities	29,968	24,005
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	29,968	23,995
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	0	10
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member]
Assets:
Loans held for sale	14,862	17,572
Gross derivative asset	44,153	58,589
Total assets prior to derivative netting	256,968	314,841
Liabilities:
Total derivative liabilities (gross)	(37,510)	(51,164)
Short-sale trading liabilities	(5,249)	(7,149)
Total liabilities prior to derivative netting	(42,759)	(58,313)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset	22,296	35,590
Liabilities:
Total derivative liabilities (gross)	(17,712)	(26,259)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset	5,902	1,997
Liabilities:
Total derivative liabilities (gross)	(2,351)	(1,503)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Equity contracts [Member]
Assets:
Gross derivative asset	9,350	12,384
Liabilities:
Total derivative liabilities (gross)	(10,753)	(15,219)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset	6,573	8,573
Liabilities:
Total derivative liabilities (gross)	(6,654)	(8,134)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Credit contracts [Member]
Assets:
Gross derivative asset	32	45
Liabilities:
Total derivative liabilities (gross)	(40)	(49)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Debt securities [Member]
Assets:
Trading debt securities	60,417	42,862
Available-for-sale debt securities	137,397	195,201
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	2,249	3,197
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	71	16,813
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	16,832	19,182
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	9,987	10,696
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	40,350	23,549
Available-for-sale debt securities	105,886	139,070
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	1,531	1,039
Available-for-sale debt securities	4,522	3,697
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	655	534
Available-for-sale debt securities	5,708	9,018
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	5,645	3,847
Available-for-sale debt securities	4,378	7,421
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Equity securities [Member]
Assets:
Equity securities	139	617
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	82	596
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	57	21
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member]
Assets:
Loans held for sale	1,033	1,234
Gross derivative asset	2,293	2,175
Total assets prior to derivative netting	19,583	21,934
Liabilities:
Total derivative liabilities (gross)	(2,590)	(2,004)
Short-sale trading liabilities	0	0
Total liabilities prior to derivative netting	(2,590)	(2,004)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	6,920	6,125
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset	190	462
Liabilities:
Total derivative liabilities (gross)	(63)	(16)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset	63	39
Liabilities:
Total derivative liabilities (gross)	(66)	(40)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member]
Assets:
Gross derivative asset	2,019	1,613
Liabilities:
Total derivative liabilities (gross)	(2,448)	(1,927)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset	7	11
Liabilities:
Total derivative liabilities (gross)	(10)	(12)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contracts [Member]
Assets:
Gross derivative asset	14	50
Liabilities:
Total derivative liabilities (gross)	(3)	(9)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Debt securities [Member]
Assets:
Trading debt securities	241	173
Available-for-sale debt securities	186	2,994
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	85	224
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	18	13
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	11	12
Available-for-sale debt securities	10	32
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	211	148
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	1	0
Available-for-sale debt securities	91	2,738
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity securities [Member]
Assets:
Equity securities	8,910	9,233
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	4	5
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	8,906	9,228
Fair value, recurring [Member] | Fair value measured at net asset value per share [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	$ 81	$ 154